Deferred Taxation - Major Deferred Tax (Assets) Liabilities Recognized and Movement (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		¥ 45,967		¥ 61,170
Charge (credit) to profit or loss		(15,458)	$ (2,220)	(15,203)		¥ 1,102
Ending balance		30,509	4,383	45,967		61,170
Unrealized profit in inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(386)		(355)
Charge (credit) to profit or loss		10		(31)
Ending balance		(376)	(54)	(386)		(355)
Undistributed profits of PRC subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		53,355		53,355
Charge (credit) to profit or loss		0
Ending balance		53,355	7,665	53,355		53,355
Deferred income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(1,156)		(1,275)
Charge (credit) to profit or loss		119		119
Ending balance		(1,037)	(149)	(1,156)		(1,275)
Fair value adjustment on trade names [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		4,250		4,250
Charge (credit) to profit or loss		0
Ending balance		4,250	611	4,250		4,250
Fair value adjustments on acquisition of Zhengxing Wheel other than trade names [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		18,160		18,718
Charge (credit) to profit or loss		(558)		(558)
Ending balance		17,602	2,528	18,160		18,718
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(37,193)		(22,333)
Charge (credit) to profit or loss		(14,498)		(14,860)
Ending balance		(51,691)	(7,425)	(37,193)		(22,333)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	[1]	8,937		8,810
Charge (credit) to profit or loss		(531)		127	[1]
Ending balance	[1]	¥ 8,406	$ 1,207	¥ 8,937		¥ 8,810

[1]	Others include impairment loss on property, plant and equipment, and interest expense capitalized in construction in progress.